Subsequent events - Additional information (Detail) - CAD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 01, 2023	Jan. 10, 2022	Dec. 31, 2022
Class of warrants or rights number of securities covered by the warrants or rights
Gross proceeds from exercise of warrants			$ 2,300
Exercise price of warrants exercised			$ 0.55
Share Purchase Warrant [Member]
Class of warrants or rights number of securities covered by the warrants or rights
Gross proceeds from exercise of warrants			$ 2,500
Exercise price of warrants exercised		$ 0.55	$ 0.55
Excercise Of Warrants [Member] | Share Purchase Warrant [Member]
Class of warrants or rights number of securities covered by the warrants or rights
Class of warrants or rights number of securities covered by the warrants or rights	100,000		550,000
Gross proceeds from exercise of warrants	$ 63,000		$ 330,000
Exercise price of warrants exercised	$ 0.63		$ 0.6